Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Tel: 202.739.3000
Fax: 202.739.3001
www.morganlewis.com

December 16, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Exchange Traded Concepts Trust (File Nos. 333-156529 and 811-22263)
Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, Exchange Traded Concepts Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 5 (“PEA No. 5”) to the Trust’s Registration Statement on Form N-1A. The purpose of PEA No. 5 is to introduce the Yorkville High Income MLP ETF as a new series of the Trust.

If you have any questions regarding these materials, please do not hesitate to contact the undersigned at (202) 739-5945.

Sincerely,

/s/ Abigail Bertumen
Abigail Bertumen